Canada Life of America Series Fund, Inc.

 Statements of Assets and Liabilities

           (Unaudited)

June 30, 1999


                                                Money
                                                Market          Managed
                                                Series           Series

 Assets
 Investments in securities, at market value
  (Identified cost - See accompanying Schedules of

           Investments - Series Portfolios)   16,225,681       12,530,918

 Cash
 Receivables:                                                     146,906
      Dividends and interest                       7,627           99,195
      Due from brokers for investments sold         -                -

 Total assets                                 16,387,408       12,777,019


 Liabilities
 Payables:
      Investment advisory fees [Note 2]             7,830            5,045
      Other accrued expenses                        6,286           57,255
      Directors' fees and expenses payable          2,783            5,734
      Dividends declared                           73,562             -
      Due to brokers for investments purchased       -              16,487

 Total liabilities                                 90,461           84,521


 Net assets                                    16,296,947       12,692,498


 Net assets consist of:
 Capital shares                                     16,297          10,394
 Additional paid-in capital                    16,280,650       11,399,416
 Undistributed net investment income (loss)         -              176,878
 Undistributed net realized gain (loss)             -              629,343
 Net unrealized appreciation (depreciation) on
     investment  and foreign currencies             -              476,467

 Total net assets                              16,296,947       12,692,498


 Shares authorized ($.01 par value)            20,000,000       20,000,000

 Shares outstanding                             1,629,695        1,039,408

 Net asset value per share                          10.00            12.21


 See accompanying notes                                                  1


 Canada Life of America Series Fund, Inc.

 Statements of Assets and Liabilities

           (Unaudited)

June 30, 1999


                                                                   Value
                                                   Bond           Equity
                                                  Series          Series

 Assets
 Investments in securities, at market value
  (Identified cost - See accompanying Schedules of
           Investments - Series Portfolios)   17,596,920        18,553,348

 Cash                                             185,932           50,139
 Receivables:
      Dividends and interest                      231,039           33,758
      Due from brokers for investments sold        -                  -

 Total assets                                 18,013,891        18,637,245


 Liabilities
 Payables:
      Investment advisory fees [Note 2]             7,090            7,224
      Other accrued expenses                       44,078           59,664
      Directors' fees and expenses payable          3,763            4,834
      Dividends declared                             -                -
      Due to brokers for investments purchased            -         41,218

 Total liabilities                                 54,931          112,940


 Net assets                                    17,958,960       18,524,305


 Net assets consist of:
 Capital shares                                    16,911           11,860
 Additional paid-in capital                    18,182,586       15,429,595
 Undistributed net investment income (loss)       420,224           30,772
 Undistributed net realized gain (loss)           (40,366)       1,330,171
 Net unrealized appreciation (depreciation) on
     investment  and foreign currencies          (620,395)       1,721,907

 Total net assets                             $17,958,960      $18,524,305


 Shares authorized ($.01 par value)            10,000,000       10,000,000

 Shares outstanding                             1,691,165        1,185,949

 Net asset value per share                          10.62            15.62



 See accompanying notes.                                                 2


 Canada Life of America Series Fund, Inc.

 Statements of Assets and Liabilities

           (Unaudited)

June 30, 1999


                                                             International
                                                  Capital           Equity
                                                   Series           Series

 Assets
 Investments in securities, at market value
  (Identified cost - See accompanying Schedules of
           Investments - Series Portfolios)     8,420,369        6,546,292

 Cash                                             301,000          369,702
 Receivables:
      Dividends and interest                        2,802           36,670
      Due from brokers for investments sold       297,328             -

 Total assets                                   9,021,499        6,952,664


 Liabilities
 Payables:
      Investment advisory fees [Note 2]             3,387            4,353
      Other accrued expenses                       47,369           17,892
      Directors' fees and expenses payable          4,706            4,815
      Dividends declared                             -                -
      Due to brokers for investments purchased     46,562          121,436

 Total liabilities                                102,024          148,496


 Net assets                                     8,919,475        6,804,168


 Net assets consist of:
 Capital shares                                     5,003            4,963
 Additional paid-in capital                     5,237,425        5,566,496
 Undistributed net investment income (loss)       (17,229)          37,306
 Undistributed net realized gain (loss)         1,834,606          644,645
 Net unrealized appreciation (depreciation) on
     investment  and foreign currencies         1,859,670          550,758

 Total net assets                              $8,919,475       $6,804,168


 Shares authorized ($.01 par value)            20,000,000       10,000,000

 Shares outstanding                               500,307          496,321

 Net asset value per share                          17.83            13.71


 See accompanying notes.                                                 3


 Canada Life of America Series Fund, Inc.

 Statements of Operations

 (Unaudited)

 Six months ended June 30, 1999


                                                     Money
                                                     Market       Managed
                                                    Series         Series

 Investment income:
      Interest                                       471,931      198,151
      Dividends                                          -         39,963
 Total investment income                             471,931      238,114


 Expenses:
      Investment advisory fees [note 2]               49,106       34,020
      Directors' fees and expenses                     4,284        2,856
      Custodian fees and expenses                     12,334        9,243
      Audit and legal fees                             1,951        3,967
      Accounting and administration [note 2]           4,794       10,356
      Miscellaneous                                    1,190          794
 Total expenses                                       73,659       61,236
 Expense reimbursement [note 1]                         -             -
 Net expenses                                         73,659       61,236
 Net investment income (loss)                        398,272      176,878


 Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments and
           foreign currencies                                -    629,343
  Net change in unrealized appreciation (depreciation)
           on investments and foreign curr                  -   (391,484)
 Net gain (loss) on investments                             -     237,859
 Net increase (decrease) in net assets resulting
           from operations                          398,272       414,737


 See accompanying notes.                                                4


 Canada Life of America Series Fund, Inc.

 Statements of Operations

 (Unaudited)

 Six months ended June 30, 1999


                                                                   Value
                                                         Bond     Equity
                                                       Series     Series

 Investment income:
      Interest                                       498,694       6,217
      Dividends                                             -    104,955
 Total investment income                              498,694    111,172


 Expenses:
      Investment advisory fees [note 2]                43,595     44,667
      Directors' fees and expenses                      3,749      3,749
      Custodian fees and expenses                       5,331      7,327
      Audit and legal fees                              7,207      7,207
      Accounting and administration [note 2]           17,547     16,409
      Miscellaneous                                     1,041      1,041
 Total expenses                                        78,470     80,400
 Expense reimbursement [note 1]                          -           -
 Net expenses                                          78,470     80,400
 Net investment income (loss)                         420,224     30,772


 Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments and
           foreign currencies                         (40,366) 1,330,171
  Net change in unrealized appreciation (depreciation)
           on investments and foreign currencies     (988,389)    37,302
 Net gain (loss) on investments                    (1,028,755) 1,367,473
 Net increase (decrease) in net assets resulting
           from operations                           (608,531) 1,398,245



 See accompanying notes.                                               5


 Canada Life of America Series Fund, Inc.

 Statements of Operations

 (Unaudited)

 Six months ended June 30, 1999


                                                              International
                                                       Capital       Equity
                                                       Series        Series

 Investment income:
      Interest                                                -       8,225
      Dividends                                          20,449      69,076
 Total investment income                                 20,449      77,301


 Expenses:
      Investment advisory fees [note 2]                  20,932      26,663
      Directors' fees and expenses                        1,785       1,428
      Custodian fees and expenses                         6,035       7,200
      Audit and legal fees                                2,479       1,984
      Accounting and administration [note 2]              5,951       4,450
      Miscellaneous                                         496         397
 Total expenses                                          37,678      42,122
 Expense reimbursement [note 1]                                 -     2,127
 Net expenses                                            37,678      39,995
 Net investment income (loss)                           (17,229)     37,306


 Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments and
           foreign currencies                         1,834,606     644,645
  Net change in unrealized appreciation (depreciation)
           on investments and foreign currencies       (837,489)     63,451
 Net gain (loss) on investments                         997,117     708,096
 Net increase (decrease) in net assets resulting
           from operations                              979,888     745,402


 See accompanying notes.                                                  6


 Canada Life of America Series Fund, Inc.

 Statement of Changes in Net Assets

 (Unaudited)

 Money Market Series
					         Six months ended June 30


                                                         1999       1998

 Operations:
  Net investment income                                398,272     289,584
  Net increase in net assets resulting from operations
                                                       398,272     289,584

 Dividends to shareholders from:
      Net investment income                          (398,272)   (289,584)
 Fund share transactions [note 4]:                   3,987,050   1,013,520

       Net increase                                  3,987,050   1,013,520

 Net assets:
      Beginning of year                             12,309,897   9,149,393
      End of period                                 16,296,947  10,162,913


 See accompanying notes.                                                 7



 Canada Life of America Series Fund, Inc.

 Statement of Changes in Net Assets

  (Unaudited)

 Managed Series

 						Six months ended June 30


                                                           1999       1998

 Operations:
      Net investment income                            176,878     198,390
      Net realized gain on investments                 629,343     711,640
      Net change in unrealized depreciation
           on investments                            (391,484)   (168,069)

      Net increase  in net assets resulting from operations
                                                       414,737     741,961

 Dividends to shareholders from:
      Net investment income                               -           -
      Net realized gain on investments                    -           -
 Fund share transactions [note 4]:                  (1,030,793)    257,724

 Total increase in net assets                         (616,056)    999,685

 Net assets:
      Beginning of year                             13,308,554  15,277,567
      End of period                                 12,692,498  16,277,252

 See accompanying notes.                                                 8


 Canada Life of America Series Fund, Inc.

 Statement of Changes in Net Assets


  (Unaudited)

 Bond Series

					          Six months ended June 30


                                                           1999       1998

 Operations:
      Net investment income                              420,224     211,632
      Net realized gain (loss) on investments            (40,366)    184,222
      Net change in unrealized depreciation
           on investments                              (988,389)   (148,378)

      Net increase (decrease) in net assets resulting from operations
                                                        (608,531)    247,476

 Dividends to shareholders from:
      Net investment income                                 -           -
      Net realized gain on investments                      -           -
 Fund share transactions [note 4]:                     1,861,873     910,616

 Total increase in net assets                          1,253,342   1,158,092

 Net assets:
      Beginning of year                               16,705,618   7,065,818
      End of period                                   17,958,960   8,223,910

 See accompanying notes.                                                   9


 Canada Life of America Series Fund, Inc.

 Statement of Changes in Net Assets

 (Unaudited)

 Value Equity Series

					          Six months ended June 30


                                                           1999       1998

 Operations:
      Net investment income                               30,772       5,736
      Net realized gain on investments                 1,330,171     825,552
      Net change in unrealized appreciation (depreciation)
           on investments                                37,302      (90,424)

      Net increase in net assets resulting from operations
                                                       1,398,245     740,864

 Dividends to shareholders from:
      Net investment income                                -            -
      Net realized gain on investments                     -            -
 Fund share transactions [note 4]:                       296,724   2,978,855

 Total increase in net assets                          1,694,969   3,719,719

 Net assets:
      Beginning of year                              16,829,336   10,146,856
      End of period                                  18,524,305   13,866,575

 See accompanying notes.                                                  10


 Canada Life of America Series Fund, Inc.

 Statement of Changes in Net Assets

   (Unaudited)

 Capital Series

 						Six months ended June 30


                                                           1999        1998

 Operations:
      Net investment loss                                (17,229)    (17,460)
      Net realized gain on investments                  1,834,606   1,401,718
      Net change in unrealized  depreciation
           on investments                               (837,489)   (140,195)

      Net increase in net assets resulting from operations
                                                          979,888   1,244,063

 Dividends to shareholders from:
      Net investment income                                  -           -
      Net realized gain on investments                       -           -
 Fund share transactions [note 4]:                       (468,146)  1,245,019

 Total increase (decrease) in net assets                  511,742   2,489,082

 Net assets:
      Beginning of year                                 8,407,733   6,494,058
      End of period                                     8,919,475   8,983,140



 See accompanying notes.                                                   11


 Canada Life of America Series Fund, Inc.

 Statement of Changes in Net Assets
  (Unaudited)

 International Equity Series

 						Six months ended June 30


                                                            1999       1998

 Operations:
      Net investment income                                37,306      34,103
      Net realized gain on investments and foreign currencies
                                                          644,645     599,863
      Net change in unrealized appreciation
           on investments and foreign currencies           63,451      71,109


 Net increase in net assets resulting from operations
                                                          745,402     705,075

 Dividends to shareholders from:
      Net investment income                                  -           -
      Net realized gain (loss) on investments and foreign currencies
 Fund share transactions [note 4]:                      (200,291)   (477,880)

 Total increase in net assets                             545,111     227,195

 Net assets:
      Beginning of year                                 6,259,057   4,771,122
      End of period                                     6,804,168   4,998,317


 See accompanying notes.                                                   12






               Canada Life of America Series Fund, Inc.

                Notes to Financial Statements

                         (Unaudited)

                        June 30, 1999



1.   Organization and Accounting Policies

Canada  Life  of  America Series Fund, Inc.  (the  Fund)  is
registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund was incorporated on February 23, 1989 and commenced operations on December 4, 1989, with the exception of the Capital Series and International Equity Series which commenced operations on April 23, 1993 and
April 24, 1995, respectively. The shares of the Fund are sold only to Canada Life Insurance Company of America and Canada Life Insurance Company of New York to certain of their separate accounts to fund the benefits under variable annuity contracts. The Fund's shares are offered in six different Series - Money Market Series, Managed Series, Bond Series, Value Equity Series, Capital Series and International Equity Series.


Securities Valuation

Securities listed or traded on the New York or American Stock Exchanges are valued at the last sale price on that Exchange, or if there were no sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price. Money market instruments with a remaining maturity of 60 days or less held by the Managed, Bond, Value Equity, Capital and International Equity Series and all instruments held by the Money Market Series are valued at amortized cost, which approximates market.


Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at end of period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of investments denominated in foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between foreign investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

							13



Securities Transactions and Investment Income

Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Bond premiums and discounts are amortized for both financial and tax reporting purposes.



Federal Income Taxes

It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute all of its taxable income. Therefore, no provision for income taxes has been recorded.


Distribution of Income and Gains

Dividends from net investment income and any net realized capital gains in the Money Market Series are declared daily and paid quarterly. Effective May 1, 1997, dividends declared in the Money Market Series are paid monthly. Dividends from net investment income and any net realized capital gains in the Managed, Bond, Value Equity, Capital, and International Equity Series are declared and paid annually. Dividends from net investment income and capital gains distributions are recorded on the ex-dividend date. All dividends and distributions are reinvested in additional shares of the respective Series at the net asset value per share.


Expenses

Allocable expenses of the Fund are charged to each Series based on the ratio of the net assets of each Series to the combined net assets of the Fund. Non-allocable expenses are charged to each Series based on specific identification. All expenses are accrued daily.

Canada Life Insurance Company of America has agreed to reimburse the Managed, Bond, Value Equity, Capital and International Equity Series for operating expense that exceed .40% of the average daily net assets. With respect to the Money Market Series, Canada Life Insurance Company of America has agreed to reimburse operating expenses, exclusive of the advisory fee, that exceed .25% of its average daily net assets. For the six months ended June 30, 1999, the amount reimbursed for International Equity Series -$2,127.

							14


Use of Estimates

The preparation of Financial Statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


2.   Investment   Advisory  and  Other   Transactions   with
     Affiliates

Investment Advisory Fees

CL Capital Management Inc. ("Advisor") receives from the Fund a fee for each of the Series at an annual rate of .50% of the net assets of each series except for the International Equity Series which is at an annual rate of
 .80% of net assets.

With respect to the Managed Series, effective March 5, 1999, the Advisor in turn pays Laketon Investment Management Ltd., formerly "INDAGO Capital Management Inc." (the "Sub-Advisor"), a fee at an annual effective rate of .25% of the equity portion of the fund average net assets.

With respect to the Value Equity Series, effective March 5, 1999, the Advisor in turn pays Laketon Investment Management Ltd., formerly "INDAGO Capital Management Inc." (the "Sub-Advisor"), a fee at an annual effective rate of .25% of average net assets.

With respect to the Capital Series, the Advisor in turn pays
J. & W. Seligman & Co. (the "Sub-Advisor"), a fee at an annual effective rate of .25% of average net assets.

With respect to the International Equity Series, effective March 5, 1999, the Advisor in turn pays Laketon Investment Management Ltd., formerly "INDAGO Capital Management Inc." (the "Sub-Advisor"), a fee at an annual effective rate of
 .30% of average net assets.

For the six months ended June 30, 1999, the investment advisory fees incurred by the Fund were as follows: Money Market Series - $49,106; Managed Series - $34,020; Bond Series - $43,595; Value Equity Series - $44,667; Capital Series - $20,932; and International Equity Series - $26,663



Accounting Services

Under an accounting services agreement, Canada Life Insurance Company of America provides accounting and administrative services to the Fund. For the six months ended June 30,1999, the related expenses incurred by the Fund were as follows: Money Market Series - $4,794, Managed Series - $10,356; Bond Series - $19,547;, Value Equity Series $18,409, Capital Series - $5,951; and International Equity Series - $4,450.


							15


Directors' Fees

Each director, who is not an affiliated person, is eligible to receive an annual base remuneration of $6,000 and an additional $1,000 for each meeting attended.



Other

In 1998, the General Account of Canada Life Insurance Company of America withdrew a portion of its initial investment in the Money Market Series, Bond Series, Value Equity Series, Capital Series and International Equity Series in the amount of $400,000 in each fund for a total amount of $2,000,000. These capital share transactions are reflected in shares redeemed.

For the six months ended June 30, 1999, the General Account of Canada Life Insurance Company of America withdrew a portion of its initial investment in the Money Market Series, Bond Series, Value Equity Series, Capital Series and International Equity Series in the amount of $200,000 in each fund for a total amount of $1,000,000. These capital share transactions are reflected in shares redeemed.

							  16





 3.     Investment Transactions

 The aggregate cost of purchases and proceeds from sales (excluding short term investments) for all Series, for the six months ended June 30, 1999 are presented below:


                                                                    Proceeds
                                                        Cost of         from
                                                       Securities Securities
                                                      Purchased         Sold

 Managed Series

      US Gov't & Its Agencies Bonds                    2,201,963   1,118,941
      All other Investments                            3,468,756   5,344,332
 Total                                                 5,670,719   6,463,273

 Bond Series

      US Gov't & Its Agencies Bonds                    1,212,141   1,632,283
      All other Investments                            1,288,420      87,557
 Total                                                 2,500,561   1,719,840

 Value Equity Series

      All other Investments                            10,290,012 11,150,851
 Total                                                 10,290,012 11,150,851

 Capital Series

      All other Investments                             7,339,887  9,257,169
 Total                                                  7,339,887  9,257,169

 International Equity Series

      All other Investments                            6,269,801   6,681,444
 Total                                                 6,269,801   6,681,444


The information in the following table is presented on the basis of cost for federal income tax purposes
as of June 30, 1999.
                                                     Identified
                                                     Cost of        Gross
                                                     Securities  Unrealized
                                                        Owned   Appreciation

 Money Market Series                               16,225,681         -
 Managed Series                                    12,054,451      979,302
 Bond Series                                       18,217,316        2,423
 Value Equity Series                               16,831,441    2,641,859
 Capital Series                                     6,560,698    2,058,106
 International Equity Series                        5,995,534      789,908


                                                                      Net
                                                       Gross     Unrealized
                                                   Unrealized   Appreciation
                                                (Depreciation)(Depreciation)

Money Market Series                                   -              -
Managed Series                                     (502,835)     476,467
Bond Series                                       (622,818)    (620,395)
Value Equity Series                                (919,952)   1,721,907
Capital Series                                     (198,436)   1,859,670
International Equity Series                        (239,150)     550,758

                                                                      17

 4.     Capital Share Transactions

 Transactions in capital stock were as follows:

 						Six months ended June 30


                                                      1999        1999
                                                     Shares       Amount

 Money Market Series
      Shares sold                                 24,268,283  242,682,831
      Shares issued in reinvestment
           of dividends                               37,810      378,100
                                                  24,306,093  243,060,931
      Shares redeemed                            (23,907,388 (239,073,881)
      Net increase                                   398,705   3,987,050

 Managed Series
      Shares sold                                     40,799     $491,416
      Shares issued in reinvestment
           of dividends                              117,477    1,391,926
                                                     158,276    1,883,342
      Shares redeemed                               (242,094)  (2,914,135)
      Net (decrease)                                 (83,818) (1,030,793)

 Bonds Series
      Shares sold                                    479,325   5,194,232
      Shares issued in reinvestment
           of dividends                               75,267      827,485
                                                     554,592    6,021,717
      Shares redeemed                               (382,957)  (4,159,844)
      Net increase                                   171,635   1,861,873

 Value Equity Series
      Shares sold                                    150,545   2,242,479
      Shares issued in reinvestment
           of dividends                               53,606      774,864
                                                     204,151    3,017,343
      Shares redeemed                               (182,464)  (2,720,619)
      Net increase                                    21,687     296,724

 Capital Series
      Shares sold                                     25,619     407,218
      Shares issued in reinvestment
           of dividends                               37,479      595,585
                                                      63,098    1,002,803
      Shares redeemed                                (91,871)  (1,470,949)
      Net increase (decrease)                        (28,773)   (468,146)

 International Equity Series
      Shares sold                                     67,147     $864,750
      Shares issued in reinvestment
           of dividends                               38,392      470,983
                                                     105,539    1,335,733
      Shares redeemed                               (119,421)  (1,536,024)
      Net increase (decrease)                        (13,882)   (200,291)

                                                                       18


 4.     Capital Share Transactions

 Transactions in capital stock were as follows:

						Six months ended June 30


                                                        1998        1998
                                                       Shares       Amount

 Money Market Series
      Shares sold                                   10,940,245 109,402,452
      Shares issued in reinvestment
           of dividends                                 29,196      291,959
                                                    10,969,441  109,694,411
      Shares redeemed                              (10,868,089 (108,680,891)
      Net increase                                     101,352   1,013,520

 Managed Series
      Shares sold                                       61,810      801,567
      Shares issued in reinvestment
           of dividends                                140,924    1,754,044
                                                       202,734    2,555,611
      Shares redeemed                                (177,027)  (2,297,887)
      Net (decrease)                                   25,707      257,724

 Bonds Series
      Shares sold                                      114,953    1,239,198
      Shares issued in reinvestment
           of dividends                                 38,639      409,020
                                                       153,592    1,648,218
      Shares redeemed                                 (68,421)    (737,602)
      Net increase                                     85,171      910,616

 Value Equity Series
      Shares sold                                     210,833    3,258,018
      Shares issued in reinvestment
           of dividends                                83,955    1,234,740
                                                      294,788    4,492,758
      Shares redeemed                                 (97,430)  (1,513,903)
      Net increase                                    197,358    2,978,855

 Capital Series
      Shares sold                                      64,652      993,135
      Shares issued in reinvestment
           of dividends                                89,255    1,263,229
                                                      153,907    2,256,364
      Shares redeemed                                 (65,090)  (1,011,345)
      Net increase (decrease)                          88,817    1,245,019

 International Equity Series
      Shares sold                                   1,567,497   18,375,313
      Shares issued in reinvestment
           of dividends                                24,601      286,240
                                                    1,592,098   18,661,553
      Shares redeemed                              (1,622,493) (19,139,433)
      Net increase (decrease)                         (30,395)    (477,880)

                                                                         19



 Canada Life of America Series Fund, Inc.

 Financial Highlights

 (Unaudited)

 Money Market Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 						Six months ended June 30


                                                       1999         1998

 Net asset value, beginning of period                   10.00        10.00

 Income from investment operations:

 Net investment income                                   0.20         0.24
 Total from investment operations                        0.20         0.24

 Less distributions:

 Dividends from net investment income                  (0.20)       (0.24)
 Total distributions                                   (0.20)       (0.24)

 Net asset value, end of period                        10.00        10.00

 Total return  *                                       4.43%        5.00%

 Ratios to average net assets/supplemental data:

 Net assets, end of period                        $16,296,947 $10,162,913

 Ratio of expenses to average net assets before
      expense reimbursement                             0.75%       1.42%

 Ratio of expenses to average net assets after
      expense reimbursement                             0.75%       0.75%

 Ratio of net investment income to average net
      assets                                            4.08%       4.84%



 *   Total return represent twelve-month fiscal period.


 See accompanying notes.                                              20




 Canada Life of America Series Fund, Inc.

 Financial Highlights

 (Unaudited)

 Money Market Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

 Six months ended June 30


                                                          1997        1996

 Net asset value, beginning of period                    $10.00       $10.00

 Income from investment operations:

 Net investment income                                     0.23         0.22
 Total from investment operations                          0.23         0.22

 Less distributions:

 Dividends from net investment income                     (0.23)       (0.22)
 Total distributions                                      (0.23)       (0.22)

 Net asset value, end of period                           $10.00       $10.00

 Total return  *                                           4.71%        4.66%

 Ratios to average net assets/supplemental data:

 Net assets, end of period                             $9,370,791  $6,300,150

 Ratio of expenses to average net assets before
      expense reimbursement                                  1.07%      0.98%

 Ratio of expenses to average net assets after
      expense reimbursement                                 0.75%      0.75%

 Ratio of net investment income to average net
      assets                                                4.72%      4.49%



 *   Total return represent twelve-month fiscal period.


 See accompanying notes.                                                 21



 Canada Life of America Series Fund, Inc.

 Financial Highlights

 (Unaudited)

 Money Market Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.

						 Six months ended June 30


                                                                    1995

 Net asset value, beginning of period                              $10.00

 Income from investment operations:

 Net investment income                                              0.26
 Total from investment operations                                   0.26

 Less distributions:

 Dividends from net investment income                              (0.26)
 Total distributions                                               (0.26)

 Net asset value, end of period                                    $10.00

 Total return  *                                                    4.70%

 Ratios to average net assets/supplemental data:

 Net assets, end of period                                     $3,682,487

 Ratio of expenses to average net assets before
      expense reimbursement                                         1.08%

 Ratio of expenses to average net assets after
      expense reimbursement                                         0.75%

 Ratio of net investment income to average net
      assets                                                        5.17%



 *   Total return represent twelve-month fiscal period.


 See accompanying notes.                                               22





 Canada Life of America Series Fund, Inc.

 Financial Highlights

 (Unaudited)

 Managed Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.
 Six months ended June 30


                                                     1999**        1998

 Net asset value, beginning of period                $11.85       $12.45

 Income from investment operations:

 Net investment income                                 0.15         0.15
 Net realized and unrealized
      gain (loss) on investments                       0.21         0.39
 Total from investment operations                      0.36         0.54

 Less distributions:

 Dividends from net investment income                   -            -
 Distributions  from net realized gains                 -            -
 Total distributions                                    -            -


 Net asset value, end of period                       $12.21       $12.99


 Total return *                                        3.84%      15.74%

 Ratios to average net assets/supplemental data:

 Net assets, end of period                        $12,692,498  $16,277,252

 Ratio of expenses to average net assets before
      expense reimbursement                             0.90%        0.96%

 Ratio of expenses to average net assets after
      expense reimbursement                            0.90%        0.90%

 Ratio of net investment income to average net
      assets                                            2.65%        2.40%

 Portfolio turnover rate                                46.44%       45.39%

 Average commission rate paid                          $0.0558      $0.0579


 *     Total return represents twelve-month fiscal period.
 **   Effective March 5, 1999, Laketon Investment Management Ltd. merged with
INDAGO Capital Management Inc.On April 29,1999, shareholders approved the subadvisory agreement to provide investment subadvisory services forthe equity portion of Managed Portfolio. From that date, Laketon is entitled to advisory fees at the effective annual rate of 0.25% of the average daily net assetss of the equity portion of Managed Portfolio.


 See accompanying notes.                                                  23


 Canada Life of America Series Fund, Inc.

 Financial Highlights

 (Unaudited)

 Managed Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.
 Six months ended June 30


                                                          1997        1996

 Net asset value, beginning of period                    $11.80       $12.37

 Income from investment operations:

 Net investment income                                     0.18         0.16
 Net realized and unrealized
      gain (loss) on investments                           0.53         0.11
 Total from investment operations                          0.71         0.27

 Less distributions:

 Dividends from net investment income                         -          -
 Distributions  from net realized gains                       -          -
 Total distributions                                          -          -


 Net asset value, end of period                          $12.51       $12.64


 Total return *                                          9.68%        11.76%

 Ratios to average net assets/supplemental data:

 Net assets, end of period                          $15,641,397  $16,778,804

 Ratio of expenses to average net assets before
      expense reimbursement                               0.98%        0.94%

 Ratio of expenses to average net assets after
      expense reimbursement                               0.90%        0.89%

 Ratio of net investment income to average net
      assets                                              3.02%        2.59%

 Portfolio turnover rate                                 50.00%       81.27%

 Average commission rate paid                           $0.0560      $0.0600


 *     Total return represents twelve-month fiscal period.
 **   Effective March 5, 1999, Laketon Investment Management Ltd. merged with
INDAGO Capital Management Inc. On April 29,1999, shareholders approved the subadvisory agreement to provide investment subadvisory services for the equity portion of Managed Portfolio. From that date, Laketon is entitled to advisory fees at the effective annual rate of 0.25% of the average daily net assetss of the equity portion of Managed Portfolio.

 See accompanying notes.                                                     24


 Canada Life of America Series Fund, Inc.

 Financial Highlights

 (Unaudited)

 Managed Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.
 Six months ended June 30


                                                                     1995

 Net asset value, beginning of period                                $12.01

 Income from investment operations:

 Net investment income                                                0.19
 Net realized and unrealized
      gain (loss) on investments                                      1.20
 Total from investment operations                                     1.39

 Less distributions:

 Dividends from net investment income                                  -
 Distributions  from net realized gains                                -
 Total distributions                                                   -


 Net asset value, end of period                                      $13.40


 Total return *                                                      15.38%

 Ratios to average net assets/supplemental data:

 Net assets, end of period                                      $16,778,804

 Ratio of expenses to average net assets before
      expense reimbursement                                           0.96%

 Ratio of expenses to average net assets after
      expense reimbursement                                           0.89%


 Ratio of net investment income to average net
      assets                                                          2.95%

 Portfolio turnover rate                                             68.00%

 Average commission rate paid                                       $0.0623


 *     Total return represents twelve-month fiscal period.
 **   Effective March 5, 1999, Laketon Investment Management Ltd. merged with
INDAGO Capital Management Inc.On April 29,1999, shareholders approved the subadvisory agreement to provide investment subadvisory services for the equity portion of Managed Portfolio.From that date, Laketon is entitled to advisory fees at the effective annual rate of 0.25% of the average daily net assetss of the equity portion of Managed Portfolio.


 See accompanying notes.                                              25


 Canada Life of America Series Fund, Inc.
 Financial Highlights
 (Unaudited)

 Bond Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.
 						Six months ended June 30


                                                     1999            1998

 Net asset value, beginning of period               $10.99           $10.59

 Income from investment operations:

 Net investment income                                0.26             0.29
 Net realized and unrealized
   gain (loss) on investments                        (0.63)            0.05
 Total from investment operations                    (0.37)            0.34

 Less distributions:

 Dividends from net investment income                  -                -
 Distributions from net realized gains                 -                -
 Distributions from paid-in capital                    -                -
 Total distributions                                   -                -


 Net asset value, end of period                     $10.62           $10.93


 Total return *                                      2.00%            8.80%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period                    $17,958,960       $8,223,910

 Ratio of expenses to average net assets before
     expense reimbursement                           0.90%            0.96%

 Ratio of expenses to average net assets after
      expense reimbursement                          0.90%            0.90%

 Ratio of net investment income to average net
      assets                                         4.85%            5.48%

 Portfolio turnover rate                            11.24%           94.85%



 *      Total return represents twelve-month fiscal period.


 See accompanying notes.                                                26


 Canada Life of America Series Fund, Inc.
 Financial Highlights
 (Unaudited)

 Bond Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.
 						Six months ended June 30


                                                      1997            1996

 Net asset value, beginning of period                $10.36           $10.45

 Income from investment operations:

 Net investment income                                 0.31             0.29
 Net realized and unrealized
   gain (loss) on investments                         (0.05)           (0.27)
 Total from investment operations                      0.26             0.02

 Less distributions:

 Dividends from net investment income                 -                  -
 Distributions from net realized gains                -                  -
 Distributions from paid-in capital                   -                  -
 Total distributions                                  -                  -


 Net asset value, end of period                       $10.62           $10.47


 Total return *                                        7.18%            6.41%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period                       $7,195,250       $6,834,733

 Ratio of expenses to average net assets before
     expense reimbursement                              1.00%            1.01%

 Ratio of expenses to average net assets after
      expense reimbursement                             0.90%            0.89%

 Ratio of net investment income to average net
      assets                                            6.05%            5.58%

 Portfolio turnover rate                               73.06%          139.61%



 *      Total return represents twelve-month fiscal period.


 See accompanying notes.                                                    27




 Canada Life of America Series Fund, Inc.

 (Unaudited)

 Bond Series

 Six months ended June 30


                                                                 1995

 Net asset value, beginning of period                             $9.75

 Income from investment operations:

 Net investment income                                            0.29
 Net realized and unrealized
   gain (loss) on investments                                     0.68
 Total from investment operations                                 0.97

 Less distributions:

 Dividends from net investment income                               -
 Distributions from net realized gains                              -
 Distributions from paid-in capital                                 -
 Total distributions                                                -


 Net asset value, end of period                                   $10.72


 Total return *                                                    10.60%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period                                    $4,780,815

 Ratio of expenses to average net assets before
     expense reimbursement                                          1.03%

 Ratio of expenses to average net assets after
      expense reimbursement                                         0.88%

 Ratio of net investment income to average net
      assets                                                        5.53%

 Portfolio turnover rate                                          108.53%



 *      Total return represents twelve-month fiscal period.


 See accompanying notes.                                             28


 Canada Life of America Series Fund, Inc.

 Financial Highlights

 (Unaudited)

 Value Equity Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.
 Six months ended June 30


                                                    1999**            1998

 Net asset value, beginning of period               $14.45           $14.71

 Income from investment operations:

 Net investment income                                0.03             0.01
 Net realized and unrealized
   gain (loss) on investments                         1.14             0.91
 Total from investment operations                     1.17             0.92

 Less distributions:

 Dividends from net investment income                  -                -
 Distributions from net realized gains                 -                -
 Total distributions                                   -                -


 Net asset value, end of period                      $15.62           $15.63


 Total return  *                                      4.55%           23.33%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period                     $18,524,305      $13,866,575

 Ratio of expenses to average net assets before
      expense reimbursement                           0.90%            0.91%

 Ratio of expenses to average net assets after
       expense reimbursement                          0.90%            0.90%

 Ratio of net investment income to average net
       assets                                         0.35%            0.09%

 Portfolio turnover rate                             55.70%           11.96%

 Average commission rate paid                      $0.0582          $0.0502


  *     Total return represents twelve-month fiscal period.
 **   Effective March 5, 1999, Laketon Investment Management Ltd. merged with INDAGO Capital Management Inc. On April 29, 1999, shareholders approved the subadvisory agreement to provide the investment subadvisory services for Value Equity Portfolio.From that date, Laketon is entitled to advisory fees at the effective annual rate of 0.25% of the average daily net assets of Value Equity Portfolio.


 See accompanying notes.                                                 29


 Canada Life of America Series Fund, Inc.

 Financial Highlights

 (Unaudited)

 Value Equity Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.
 Six months ended June 30


                                                      1997            1996

 Net asset value, beginning of period               $13.00           $13.51

 Income from investment operations:

 Net investment income                                0.03             0.02
 Net realized and unrealized
   gain (loss) on investments                         1.18             0.31
 Total from investment operations                     1.21             0.33

 Less distributions:

 Dividends from net investment income                  -                -
 Distributions from net realized gains                 -                -
 Total distributions                                   -                -


 Net asset value, end of period                     $14.21           $13.84


 Total return  *                                     14.18%           13.78%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period                      $9,955,021      $10,448,462

 Ratio of expenses to average net assets before
      expense reimbursement                           0.99%            0.95%

 Ratio of expenses to average net assets after
       expense reimbursement                          0.90%            0.87%

 Ratio of net investment income to average net
       assets                                         0.47%            0.25%

 Portfolio turnover rate                             31.25%           25.22%

 Average commission rate paid                       $0.0560          $0.0600


  *     Total return represents twelve-month fiscal period.
 **   Effective March 5, 1999, Laketon Investment Management Ltd. merged with INDAGO Capital Management Inc. On April 29, 1999, shareholders approved the subadvisory agreement to provide the investment subadvisory services for Value Equity Portfolio. From that date, Laketon is entitled to advisory fees at the effective annual rate of 0.25% of the average daily net assets of Value Equity Portfolio.


 See accompanying notes.                                                 30


 Canada Life of America Series Fund, Inc.

 Financial Highlights

 (Unaudited)

 Value Equity Series

						 Six months ended June 30


                                                                  1995

 Net asset value, beginning of period                            $13.46

 Income from investment operations:

 Net investment income                                             0.09
 Net realized and unrealized
   gain (loss) on investments                                      1.43
 Total from investment operations                                  1.52

 Less distributions:

 Dividends from net investment income                                -
 Distributions from net realized gains                               -
 Total distributions                                                 -


 Net asset value, end of period                                   $14.98


 Total return  *                                                  16.97%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period                                    $8,962,333

 Ratio of expenses to average net assets before
      expense reimbursement                                         1.06%

 Ratio of expenses to average net assets after
       expense reimbursement                                        0.90%

 Ratio of net investment income to average net
       assets                                                       1.11%

 Portfolio turnover rate                                           78.37%

 Average commission rate paid                                    $0.0616


  *     Total return represents twelve-month fiscal period.
 **   Effective March 5, 1999, Laketon Investment Management Ltd. merged with INDAGO Capital Management Inc. On April 29, 1999, shareholders approved the subadvisory agreement to provide the investment subadvisory services for Value Equity Portfolio. From that date, Laketon is entitled to advisory fees at the effective annualrate of 0.25% of the average daily net assets of Value Equity Portfolio.


 See accompanying notes.                                             31

 Canada Life of America Series Fund, Inc.

 Financial Highlights

 (Unaudited)

 Capital Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.
						 Six months ended June 30


                                                         1999           1998

 Net asset value, beginning of period                    $15.89          $14.15

 Income from investment operations:

 Net investment income  (loss)                           (0.03)          (0.03)
 Net realized and unrealized
   gain (loss) on investments                              1.97            2.28
 Total from investment operations                          1.94            2.25

 Less distributions:

 Dividends from net investment income                       -                -
 Distributions from net realized gains                      -                -
 Total distributions                                        -                -


 Net asset value, end of period                           $17.83         $16.40

 Total return  *                                         16.39%         26.57%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period                          $8,919,475      $8,983,140

 Ratio of expenses to average net assets before
      expense reimbursement                                0.90%         0.98%

 Ratio of expenses to average net assets after
       expense reimbursement                               0.90%          0.90%

 Ratio of net investment income to average net
       assets                                            -0.41%         -0.43%

 Portfolio turnover rate                                 88.93%         46.51%

 Average commission rate paid                           $0.0524        $0.0555



  *     Total return represents twelve-month fiscal period.


 See accompanying notes.                                                 32


 Canada Life of America Series Fund, Inc.

 Financial Highlights

 (Unaudited)

 Capital Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.
 Six months ended June 30


                                                  1997            1996

 Net asset value, beginning of period            $13.96           $13.55

 Income from investment operations:

 Net investment income  (loss)                     0.03            (0.01)
 Net realized and unrealized
   gain (loss) on investments                      1.49             1.50
 Total from investment operations                  1.52             1.49

 Less distributions:

 Dividends from net investment income               -                 -
 Distributions from net realized gains              -                 -
 Total distributions                                -                 -


 Net asset value, end of period                    $15.48           $15.04

 Total return  *                                    12.56%           25.56%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period                     $7,682,246       $7,743,351

 Ratio of expenses to average net assets before
      expense reimbursement                          1.02%            0.94%

 Ratio of expenses to average net assets after
       expense reimbursement                         0.90%            0.89%

 Ratio of net investment income to average net
       assets                                        0.47%           -0.08%

 Portfolio turnover rate                             41.88%           14.09%

 Average commission rate paid                       $0.0480          $0.0567


  *     Total return represents twelve-month fiscal period.


 See accompanying notes.                                                 33


 Canada Life of America Series Fund, Inc.

 Financial Highlights

 (Unaudited)

 Capital Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.
 						Six months ended June 30


                                                             1995

 Net asset value, beginning of period                        $10.48

 Income from investment operations:

 Net investment income  (loss)                                 0.01
 Net realized and unrealized
   gain (loss) on investments                                  1.92
 Total from investment operations                              1.93

 Less distributions:

 Dividends from net investment income                             -
 Distributions from net realized gains                            -
 Total distributions                                              -


 Net asset value, end of period                                 $12.41

 Total return  *                                                25.98%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period                                 $5,628,244

 Ratio of expenses to average net assets before
      expense reimbursement                                      1.05%

 Ratio of expenses to average net assets after
       expense reimbursement                                     0.88%

 Ratio of net investment income to average net
       assets                                                    0.16%

 Portfolio turnover rate                                        16.82%

 Average commission rate paid                                  $0.0568



  *     Total return represents twelve-month fiscal period.


 See accompanying notes.                                          34


 Canada Life of America Series Fund, Inc.

 Financial Highlights

 (Unaudited)

 International Equity Series


 The following financial highlights are computed on the basis of a share outstanding throughout the period.
 Six months ended June 30


                                               1999**         1998

 Net asset value, beginning of period           $12.27          $11.64

 Income from investment operations:

 Net investment income                            0.07            0.08
 Net realized and unrealized gain on investments  1.37            1.45
 Total from investment operations                 1.44            1.53

 Less distributions:

 Dividends from net investment income               -              -
 Distributions from net realized gains              -              -
 Total distributions                                -              -


 Net asset value, end of period                  $13.71           $13.17

 Total return *                                   11.97%           0.37%

 Ratios to average net assets/supplemental data:

 Net assets, end of  period                   $6,804,168      $4,998,317

 Ratio of expenses to average net assets before
      expense reimbursement                        1.28%          1.42%

 Rato of expenses to average net assets after
       expense reimbursement                       1.20%          1.20%

 Ratio of net investment income to average net
        assets                                     1.14%          1.36%

 Portfolio turnover rate                          93.70%         46.21%

 Average commission rate paid                    $0.0560       $0.0854



 *        Total return represents twelve-month fiscal period.

 **      Effective March 5, 1999, Laketon Investment Management Ltd.
merged with INDAGO Capital Management Inc. On April 29, 1999, shareholders approved the subadvisory agreement to provide investment subadvisory services for International Equity Portofolio. From that date, Laketon is entitled to advisory fees at the effective annual rate of 0.30% of the average daily net assets of International Equity Portfolio.
 ***   1995 amounts not annualized from April 24, 1995.
 **** Annualized for the period April 24, 1995 to December 31, 1995.


 See accompanying notes.                                             35


 Canada Life of America Series Fund, Inc.

 Financial Highlights

 (Unaudited)

 International Equity Series

 The following financial highlights are computed on the basis of a share outstanding throughout the period.
 				Six months ended June 30

                                                       For the Period
                                                     	April 24, 1995
                                                       (commencement
                                                      of operations) to
                                                         December 31
                                                   1996         1995

 Net asset value, beginning of period             $10.09          $10.00

 Income from investment operations:

 Net investment income                              0.09            0.04
 Net realized and unrealized gain on investments    1.18            0.11
 Total from investment operations                   1.27            0.15

 Less distributions:

 Dividends from net investment income                 -               -
 Distributions from net realized gains                -               -
 Total distributions                                  -               -


 Net asset value, end of period                   $11.36          $10.15

 Total return *                                   17.41%        8.53% **

 Ratios to average net assets/supplemental data:

 Net assets, end of  period                    $2,885,833    $2,040,721

 Ratio of expenses to average net assets before
      expense reimbursement                         1.83%         0.68%

 Rato of expenses to average net assets after
       expense reimbursement                         1.17%        1.20%

 Ratio of net investment income to average net
        assets                                       1.73%     4.78% **

 Portfolio turnover rate                            38.27%        7.40%

 Average commission rate paid                      $0.1575    $0.1951 *



 *        Total return represents twelve-month fiscal period.

 **      Effective March 5, 1999, Laketon Investment Management Ltd.
merged with INDAGO Capital Management Inc. On April 29, 1999, shareholders approved the subadvisory agreement to provide investment subadvisory services for International Equity Portofolio. From that date, Laketon is entitled to advisory fees at the effective annual rate of 0.30% of the average daily net assets of International Equity Portfolio.
  ***   1995 amounts not annualized from April 24, 1995.
  **** Annualized for the period April 24, 1995 to December 31, 1995.


 See accompanying notes.                                          36



Canada Life of America Series Fund, Inc.
Schedule of Investments - Money Market Series Portfolio

                                                  June 30 1999


                                                         Principal      Market
                                                           Amount       Value

U.S. Government & its Agencies - 57.9%

Fed. Home Loan Banks ( 4.900% due 08/06/99 )               100,000      99,508
Fed. Home Loan Mortgage Corp.( 4.840% due 07/22/99 )
Fed. Home Loan Mortgage Corp.( 4.780% due 07/07/99 )        50,000      49,959
Fed. Nat'l Mortgage Assoc. ( 4.850% due 07/23/99 )       1,500,000   1,495,547
Fed. Nat'l Mortgage Assoc. ( 4.850% due 07/23/99 )         300,000     299,111
Fed. Nat'l Mortgage Assoc. ( 4.870% due 07/15/99 )       2,600,000   2,595,055
Fed. Nat'l Mortgage Assoc. ( 4.770% due 07/15/99 )       1,650,000   1,646,918
Fed. Nat'l Mortgage Assoc. ( 4.700% due 07/15/99 )       2,000,000   1,996,340
                                                                     9,428,898


Treasury Bill - 6.7%

Canadian Treasury ( 4.840% due 07/21/99 )                1,100,000   1,097,037


Promissory Note - 0.6%

 Canadian Wheat Board  ( 4.800% due 07/20/99 )             100,000      99,746


Commercial Paper - 34.4%

Associates Corp. of N.A. ( 5.183% due 08/12/99 )            800,000    800,000
Exxon Supply Company ( 4.756% due 07/02/99 )                800,000    800,000
Ford Motor Credit Company ( 4.991% due 07/26/99 )           800,000    800,000
General Electric Capital Corp. ( 5.163% due 08/12/99 )      800,000    800,000
IBM Credit Corp. ( 4.981% due 08/02/99 )                    800,000    800,000
John Deere Capital Corp. ( 5.193% due 08/26/99 )            800,000    800,000
Norwest Financial Inc. ( 4.981% due 07/26/99 )              800,000    800,000
                                                                     5,600,000

Total Securities ( identified cost - $16,225,681 )                  16,225,681

Other net assets - 0.4%                                                 71,266

Total net assets                                                   $16,296,947


See accompanying notes                                                      37


Canada Life of America Series Fund, Inc.

Schedule of Investments - Managed Series Portfolio

                                                  June 30 1999

                                                         Principal     Market
                                                            Amount      Value

SHORT TERM NOTES - 6.3%

Canadian Wheat Board ( 4.800% due 07/28/99 )               250,000    249,099
Canadian Wheat Board ( 4.800% due 07/06/99 )               150,000    149,899
General Electric Capital Corp. ( 4.853% due 07/08/99 )     400,000    400,000

                                                                      798,998

BONDS - 42.7%

U.S. Govt. & its Agencies - 29.5%

U.S. Treasury Bonds ( 5.500% due 08/15/28 )              1,125,000  1,027,618
U.S. Treasury Bonds ( 5.250% due 08/15/03 )                700,000    687,969
Fed. Home Loan Banks ( 7.024% due 09/10/07 )               125,000    123,895
Fed. Home Loan Banks ( 6.810% due 08/20/07 )                50,000     49,304
Fed. Home Loan Mortgage Corp. ( 7.500% due 02/01/28 )       53,200     53,954
Fed. Home Loan Mortgage Corp. ( 6.500% due 12/01/27 )      350,686    339,852
Fed. Home Loan Mortgage Corp. ( 6.500% due 02/01/18 )       85,620     83,760
Fed. Home Loan Mortgage Corp. ( 7.500% due 12/01/16 )       54,725     55,776
Fed. Home Loan Mortgage Corp. ( 7.585% due 09/19/06 )      150,000    153,445
Fed. Nat'l Mortgage Assoc. ( 6.500% due 01/01/28 )         232,413    225,088
Fed. Nat'l Mortgage Assoc. ( 6.500% due 03/01/18 )          88,327     86,150
Fed. Nat'l Mortgage Assoc. ( 6.500% due 02/01/18 )          83,965     81,896
Fed. Nat'l Mortgage Assoc. ( 7.000% due 02/25/13 )          48,000     47,533
Fed. Nat'l Mortgage Assoc. ( 7.070% due 10/24/06 )         100,000    100,750
Govt. Nat'l Mortgage Assoc. ( 7.000% due 09/15/27 )         83,297     82,416
Govt. Nat'l Mortgage Assoc. ( 7.000% due 10/15/25 )        296,569    293,431
Govt. Nat'l Mortgage Assoc. ( 8.000% due 06/15/24 )         61,848     63,651
Govt. Nat'l Mortgage Assoc. ( 8.000% due 05/15/24 )        101,690    104,654
Govt. Nat'l Mortgage Assoc. ( 8.000% due 05/15/24 )         77,076     79,323
                                                                    3,740,465

Corporate - 13.2%

American General Finance Corp. ( 5.750% due 11/01/03 )     250,000    242,744
Coca-Cola Enterprise Inc. ( 6.950% due 11/15/26 )          150,000    142,781
Comdisco Inc. ( 6.130% due 08/01/01 )                      250,000    247,971
GTE North Inc. ( 6.375% due 02/15/10 )                     250,000    242,014
Johnson & Johnson Inc. ( 8.720% due 11/01/24 )             225,000    251,121
Lafarge Corp. ( 6.375% due 07/15/05 )                      250,000    243,855
Pacific Bell ( 6.125% due 02/15/08 )                       150,000    144,229
Virginia Electric & Power ( 7.625% due 07/01/07 )          150,000    158,003
                                                                    1,672,718

Total Bonds                                                         5,413,183

See accompanying notes.                                                    38


Canada Life of America Series Fund, Inc.
Schedule of Investments - Managed Series Portfolio (Continued)

                                                  June 30 1999
                                                                       Market
                                                            Shares      Value

COMMON STOCKS  - 49.7%

Basic Industries - 0.9%
 Chemicals & Plastics - 0.9%
 Sigma-Aldrich Corporation                                   3,400 $  117,088

Broadcasting & Publishing - 1.6%
Advertising - 1.6%
WPP Group PLC - sponsored ADR                                2,300    197,225

 Construction & Real Estate - 0.8%
 Engineering & Construction - 0.5%
Masco Corporation                                            2,200     63,525

 Real Estate - 0.3%
 Prison Reality Corporation                                  3,700     36,306

Total Construction & Real Estate                                       99,831

Energy  - 2.9%
Oil & Gas - 2.9%
Royal Dutch Petroleum Company                                1,300     78,325
Texaco Inc.                                                  2,370    148,125
Unocal Corporation                                           3,600    142,650
                                                                      369,100

 Finance - 8.6%
 Banks - 2.8%
Bank Of America Corporation                                  2,210    162,021
Chase Manhattan Corporation                                  2,200    190,575
                                                                      352,596
Credit & Other Finance - 4.0%
 Citigroup Inc.                                              4,350    206,625
 Federal Home Loan Mortgage Corporation                      1,400     81,200
 First Data Corporation                                      2,900    141,919
 Mckesson HBOC Inc.                                          2,216     71,189
                                                                      500,933
 Insurance - 1.4%
Liberty Financial Companies                                  2,800     81,550
Washington Mutual Inc.                                       2,700     95,513
                                                                      177,063
 Investment Service - 0.4%
 Merrill Lynch & Company                                       700     55,956

     Total Finance                                                  1,086,548


See accpmpanying notes.                                                    39


Canada Life of America Series Fund, Inc.

Schedule of Investments - Managed Series Portfolio (Continued)

                                                  June 30 1999


                                                                      Market
                                                        Shares         Value

Health - 6.3%
Drugs & Pharmaceuticals - 4.8%
American Home Products Corporation                        2,400       138,000
Bristol-Myers Squibb Company.                             1,800       126,788
Elan Corporation PLC - sponsored ADR                      2,000        55,500
Johnson & Johnson Inc.                                    1,400       137,200
Merick & Company Inc.                                     1,300        96,200
Watson Pharmaceuticals Inc.                               1,500        52,593
                                                                      606,281
Medical Facilities Management - 1.0%
Wellpoint Health Networks                                 1,600       135,800

Medical - Nursing Homes - 0.5%
 HCR Manor Care Inc.                                      2,600        62,888

     Total Health                                                     804,969

Manufacturing - 7.4%
Cosmetics & Toiletries - 1.2%
 Kimberly-Clark Corporation                                1,800      102,600
 Procter & Gamble Company                                    500       44,625
                                                                      147,225
Electric Products - 1.2%
General Electric Company                                   1,400      158,200

Electronic Products - 0.8%
Intel Corporation                                          1,700      101,150

 Industrial Machinery & Equipment - 1.0%
Lear Corporation                                           2,600      129,350

Miscellenous - 3.2%
Groupe Danone                                              1,600       83,700
Guidant Corporation                                        1,000       51,438
Lucent Technologies Inc.                                   3,960      267,052
                                                                      402,190

     Total Manufacturing                                              938,115

Pollution Control - 1.1%
Waste Management Inc.                                      2,700      145,125


 See accompanying notes.                                                   40


Canada Life of America Series Fund, Inc.
Schedule of Investments - Managed Series Portfolio (Continued)

                                                  June 30 1999

                                                                       Market
                                                        Shares         Value
Retail & Wholesale - 3.9%
Apparel Stores - 0.4%
Tommy Hilfiger Corporation                                  800        58,800

Retail & Wholesale, Miscellaneous - 3.5%
Boots Company PLC (THE) - unsponsored ADR                 3,900        93,074
Hasbro Inc.                                               3,600       100,575
Pepsico Inc.                                              3,700       143,144
Wal-Mart Stores Inc.                                      2,100       101,325
                                                                      438,118

     Total Retail & Wholesale                                         496,918

Services - 4.9%
Funeral Services & Related Items - 0.4%
Stewart Enterprises Inc.                                 3,800         55,338

Oil-Field Services - 1.3%
Halliburton Company                                      3,600        162,900

Gas Distribution - 0.8%
Peoples Energy Corporation                               2,900        109,294

Retail - Restaurants - 0.5%
McDonald's Corporation                                   1,500         61,968

Telephone - 1.9%
Bell Atlantic Corporation                                3,600        235,350

      Total Services                                                  624,850

 Technology - 10.4%
 Communication Equipment - 3.4%
 AT&T Corporation                                        3,950        220,459
 MCI Worldcom Inc.                                       2,492        214,935
                                                                      435,394
 Computer & Office Equipment - 3.0%
 International Business Machines Corporation             1,500        193,875
 Storage Technology Corporation                          2,500         56,875
 Xerox Corporation                                       2,100        124,031
                                                                      374,781

 See accompanying notes.                                                   41


Canada Life of America Series Fund, Inc.
Schedule of Investments - Managed Series Portfolio (Continued)

                                                  June 30 1999

                                                                      Market
                                                         Shares        Value
 Computer Services & Software - 3.1%
 Compuware Corporation                                    1,800        57,262
 Gartner Group Inc.                                       5,300       108,650
 J.D. Edwards & Company                                   4,800        88,800
 Microsoft Corporation                                    1,500       135,281
                                                                      389,993
 Electronics - 0.9%
 Texas Instruments Inc.                                     800       116,000

      Total Technology                                              1,316,168

 Transportation - 0.9%
 Road Transportation - 0.9%
 CNF Transportation Inc.                                  3,200       122,800

 Total Common Stocks                                                6,318,737

 Total Securities ( identified cost - $12,054,451 )                12,530,918

 Other net assets - 1.3%                                              161,580

 Total net assets                                                  12,692,498

 See accompanying notes.                                                   42


Canada Life of America Series Fund, Inc.

Schedule of Investments - Bond Series Portfolio

                                                  June 30 1999


                                                      Principal        Market
                                                        Amount          Value

SHORT TERM NOTES - 13.0%
Canadian Wheat Board ( 5.050% due 08/06/99 )   $        100,000 $       99,495
Canadian Wheat Board ( 4.800% due 07/20/99 )            250,000        249,364
Canadian Wheat Board ( 4.800% due 07/28/99 )            200,000        199,279
Canadian Wheat Board ( 4.780% due 07/28/99 )            400,000        398,546
Canadian Wheat Board ( 4.750% due 07/07/99 )            250,000        249,798
Export Development Corp. ( 4.850% due 07/14/99 )        150,000        149,737
Fed. Home Loan Mortgage Corp. ( 4.930% due 08/06/99 )   900,000        895,550
General Electric Capital Corp. ( 4.853% due 07/08/99 )  100,000        100,000

Total Short Term Notes                                               2,341,769


BONDS - 85.0%

U.S. Government & its Agencies - 64.5%
United States of America ( 5.500% due 08/15/28 )        950,000        867,766
United States of America ( 6.000% due 02/15/26 )      1,400,000      1,361,938
United States of America ( 6.125% due 08/15/07 )      2,440,000      2,467,450
United States of America ( 6.500% due 08/15/05 )      2,400,000      2,474,251
United States of America ( 5.875% due 02/15/04 )        500,000        502,812
Fed. Home Loan Banks ( 7.024% due 09/10/07 )            125,000        123,895
Fed. Home Loan Banks ( 6.810% due 08/20/07 )             50,000         49,304
Fed. Home Loan Banks ( 6.515% due 10/01/02 )            250,000        249,977
Fed. Home Loan Mortgage Corp. ( 7.500% due 02/01/28 )    53,200         53,954
Fed. Home Loan Mortgage Corp. ( 6.500% due 12/01/27 )   350,686        339,852
Fed. Home Loan Mortgage Corp. ( 6.500% due 02/01/18 )    85,620         83,760
Fed. Home Loan Mortgage Corp. ( 7.500% due 12/01/16 )    63,135         64,348
Fed. Home Loan Mortgage Corp. ( 7.585% due 09/19/06 )   150,000        153,445
Fed. Home Loan Mortgage Corp. ( 6.690% due 08/14/01 )   200,000        200,232
Fed. Nat'l Mortgage Assoc. ( 6.500% due 01/01/28 )      232,413        225,088
Fed. Nat'l Mortgage Assoc. ( 6.500% due 03/01/18 )       88,327         86,150
Fed. Nat'l Mortgage Assoc. ( 6.500% due 02/01/18 )       83,965         81,896
Fed. Nat'l Mortgage Assoc. ( 7.000% due 02/25/13 )       48,000         47,533
Fed. Nat'l Mortgage Assoc. ( 7.070% due 10/24/06 )      100,000        100,750
Fed. Nat'l Mortgage Assoc. ( 5.750% due 06/15/05 )      749,000        735,893
Fed. Nat'l Mortgage Assoc. ( 5.750% due 04/15/03 )      807,000        798,448
Govt. Nat'l Mortgage Assoc. ( 7.000% due 09/15/27 )      83,297         82,416
Govt. Nat'l Mortgage Assoc. ( 7.000% due 10/15/25 )     185,356        183,395
Govt. Nat'l Mortgage Assoc. ( 8.000% due 06/15/24 )      61,848         63,651
Govt. Nat'l Mortgage Assoc. ( 8.000% due 05/15/24 )     101,689        104,654
Govt. Nat'l Mortgage Assoc. ( 8.000% due 05/15/24 )      77,076         79,323

                                                                    11,582,181


 See accompanying notes.                                                   43


Canada Life of America Series Fund, Inc.
Schedule of Investments - Bond Series Portfolio (Continued)

                                                  June 30 1999


                                                       Principal       Market
                                                        Amount         Value
Corporate - 20.5%
American General Finance Corp. ( 5.750% due 11/01/03 )  250,000 $     242,744
CIT Group Inc. ( 5.500% due 02/15/04 )                  250,000       238,696
Coca-Cola Enterprises Inc. ( 6.950% due 11/15/26 )      150,000       142,781
Comdisco Inc. ( 6.130% due 08/01/01 )                   250,000       247,971
Comed Transitional Funding Trust ( 5.440% due 03/25/07 )250,000       239,456
Corning Inc. ( 6.850% due 03/01/29 )                    250,000       232,752
GE Capital Mortgage Services Inc. ( 6.500% due 04/25/08 )87,839        87,347
GTE North Inc. ( 6.375% due 02/15/10 )                  250,000       242,014
Johnson & Johnson Inc. ( 8.720% due 11/01/24 )          225,000       251,121
Lafarge Corp. ( 6.375% due 07/15/05 )                   250,000       243,855
Pacific Bell ( 6.125% due 02/15/08 )                    150,000       144,229
Puget Sound Energy Inc. ( 7.000% due 03/09/29 )         250,000       236,389
Ralston Purina Company ( 7.875% due 06/15/25 )          250,000       257,732
Service Corp. International ( 6.000% due 12/15/05 )     250,000       230,031
Universal Foods Corp. ( 6.500% due 04/01/09 )           250,000       235,015
Virginia Electric & Power Company ( 7.625% due 07/01/07)150,000       158,003
Walt Disney Company ( 4.200% due 03/15/01 )             250,000       242,834

                                                                    3,672,970

Total Bonds                                                        15,255,151

Total Securities ( identified cost - $18,217,316 )                 17,596,920

Other net assets - 2.0%                                               362,040

Total net assets                                                   17,958,960

 See accompanying notes.                                                   44


Canada Life of America Series Fund, Inc.

Schedule of Investments - Value Equity Series Portfolio

                                                  June 30 1999

                                                     Principal        Market
                                                       Amount         Value
SHORT TERM NOTES - 2.1%

U.S. Treasury Bonds ( 4.610% due 09/23/99 )    $       400,000 $     395,808

Total Short Term Notes                                               395,808

COMMON STOCKS  - 98.0%
 Chemicals & Plastics - 1.8%
Sigma-Aldrich Corporation                                9,900       340,931

Broadcasting & Publishing - 3.1%
Advertising - 3.1%
WPP Group PLC - sponsored ADR                            6,600       565,950

Construction & Real Estate - 1.6%
Engineering & Construction - 1.0%
Masco Corporation                                        6,400       184,800

Real Estate - 0.6%
Prison Reality Corporation                               10,800      105,975

Total Construction & Real Estate                                     290,775

 Energy  - 5.7%
 Oil & Gas - 5.7%
Royal Dutch Petroleum Company                             3,800      228,950
Texaco Inc.                                               6,680      417,500
Unocal Corporation                                       10,400      412,100
                                                                   1,058,550
Finance - 17.1%
Banks - 5.5%
Bank Of America Corporation                               6,320      463,335
Chase Manhattan Corporation                               6,300      545,738
                                                                   1,009,073
Credit & Other Finance - 7.9%
Citigroup Inc.                                           12,900      612,750
Federal Home Loan Mortgage Corporation                    4,000      232,000
First Data Corporation                                    8,600      420,863
Mckesson HBOC Inc.                                        6,353      204,090
                                                                   1,469,703

See accompanying notes.                                                   45


Canada Life of America Series Fund, Inc.
Schedule of Investments - Value Equity Series Portfolio (Continued)

                                                  June 30 1999

                                                                     Market
                                                        Shares       Value
Insurance - 2.8%
Liberty Financial Companies                              8,200 $     238,825
Washington Mutual Inc.                                   8,100       286,538
                                                                     525,363

Investment Service - 0.9%
Merrill Lynch & Company                                  2,100       167,869

     Total Finance                                                 3,172,008

Health - 12.7%
Drugs & Pharmaceuticals - 9.5%
American Home Products Corporation                       7,000       402,500
Bristol-Myers Squibb Company                             5,300       373,318
Elan Corporation PLC - sponsored ADR                     6,000       166,500
Johnson & Johnson Inc.                                   4,000       392,000
Merick & Company Inc.                                    3,700       273,800
Watson Pharmaceuticals Inc.                              4,200       147,262
                                                                   1,755,380
Medical Facilities Management - 2.2%
Wellpoint Health Networks                                4,800       407,400


HCR Manor Care Inc.                                      7,500       181,406

     Total Health                                                  2,344,186

Manufacturing - 14.6%
Cosmetics & Toiletries - 2.3%
Kimberly-Clark Corporation                               5,100       290,700
Procter & Gamble Company                                 1,500       133,875
                                                                     424,575
Electric Products - 2.4%
General Electric Company                                 4,000       452,000

Electronic Products - 1.5%
Intel Corporation                                        4,700       279,650

Industrial Machinery & Equipment - 2.1%
Lear Corporation                                         7,800       388,050

Miscellenous - 6.3%
Groupe Danone                                            4,800       251,100
Guidant Corporation                                      3,000       154,313
Lucent Technologies Inc.                                11,220       756,649
                                                                   1,162,062

     Total Manufacturing                                           2,706,337

Pollution Control - 2.4%
Waste Management Inc.                                    8,100       435,375

See accompanying notes.                                                   46


Canada Life of America Series Fund, Inc.
Schedule of Investments - Value Equity Series Portfolio (Continued)

                                                  June 30 1999
                                                                     Market
                                                      Shares         Value
Retail & Wholesale - 7.8%
Apparel Stores - 0.9%
Tommy Hilfiger Corporation                              2,300       169,050

Retail & Wholesale, Miscellaneous - 6.9%
Boots Company PLC (THE) - unsponsored ADR               11,400      272,062
Hasbro Inc.                                             10,500      293,343
Pepsico Inc.                                            10,830      418,986
Wal-Mart Stores Inc.                                     6,000      289,500
                                                                  1,273,891

     Total Retail & Wholesale                                     1,442,941

Services - 9.2%
Funeral Services & Related Items - 0.9%
 Stewart Enterprises Inc.                              11,100       161,644

Oil-Field Services - 2.5%
 Halliburton Company                                   10,300       466,075

Gas Distribution - 1.6%
 Peoples Energy Corporation                             7,900       297,731

Retail - Restaurants - 0.9%
 McDonald's Corporation                                 4,200       173,513

Telephone - 3.3%
 Bell Atlantic Corporation                              9,400       614,525

      Total Services                                              1,713,488

Technology - 20.1%
Communication Equipment - 6.7%
AT&T Corporation                                       11,200       625,100
MCI Worldcom Inc.                                       7,045       607,631
                                                                  1,232,731
Computer & Office Equipment - 5.6%
International Business Machines Corporation             4,000       517,000
Storage Technology Corporation                          7,100       161,525
Xerox Corporation                                       6,100       360,281
                                                                  1,038,806

See accompanying                                                        47


Canada Life of America Series Fund, Inc.
Schedule of Investments - Value Equity Series Portfolio (Continued)

                                                  June 30 1999

                                                                    Market
                                                     Shares         Value
Computer Services & Software - 6.0%
 Compuware Corporation                                   5,300      168,606
 Gartner Group Inc.                                     15,400      315,700
 J.D. Edwards & Company                                 14,100      260,850
 Microsoft Corporation                                   4,100      369,768
                                                                  1,114,924
 Electronics - 1.8%
Texas Instruments Inc.                                  2,370       343,650

     Total Technology                                             3,730,111

Transportation - 1.9%
Road Transportation - 1.9%
 CNF Transportation Inc.                                 9,300      356,888


Total Common Stocks                                              18,157,540

Total Securities ( identified cost - $16,831,441 )               18,553,348

Other net liabilities  - (0.1)%                                    (29,043)

Total net assets                                                18,524,305

 See accompanying notes.                                                48


Canada Life of America Series Fund, Inc.

Schedule of Investments - Capital Series Portfolio

                                                  June 30 1999

                                                                      Market
                                                          Shares      Value
COMMON STOCKS - 94.4%

Basic Industries - 3.0%
Chemicals & Plastics - 3.0%
Minerals Technologies Inc.                               4,800       267,900


Electricity - 2.6%
AES Corporation                                           4,000      232,500

Oil & Gas - 2.8%
Anadarko Petroleum Corporation                            5,400      198,788
Enron Oil & Gas Company                                   2,500       50,625
                                                                     249,413

     Total Energy                                                    481,913

Finance - 4.2%
Credit & Other Finance - 2.3%
Capital One Financial Corporation                         1,500       83,531
Dljdirect                                                   800       23,600
Southtrust Corporation                                    2,550       97,856
                                                                     204,987

Insurance - 1.9%
Alfac Inc.                                                3,600      172,350

     Total Finance                                                   377,337

Health -  11.9%
Drugs & Pharmaceuticals - 6.8%
 Alza Corporation                                       6,000       305,250
 Biogen Inc.                                            1,800       115,763
 Elan Corporation PLC - sponsored ADR                   3,200        88,800
 Forest Laboratories Inc.                               2,100        97,125
                                                                    606,938

Medical Equipment & Supplies - 2.3%
 Boston Scientific Corporation                          4,700       206,506

Medical Facilities Management - 2.8%
 Health Management Associates Inc.                     17,800       200,250
 Laser Vision Centres Inc.                                700        44,100
                                                        4,700       244,350

      Total Health                                                1,057,794

 See accompanying notes.                                                49


Canada Life of America Series Fund, Inc.
Schedule of Investments - Capital Series Portfolio (Continued)

                                                  June 30 1999

                                                                     Market
                                                      Shares         Value
Manufacturing - 17.0%
Batteries - 1.1%
Rayovac Corporation                                     4,200        95,288

Electric Products - 4.2%
American Power Conversion                                7,400       148,925
Molex Inc.                                               6,200       229,400
                                                                     378,325

Electronic - 3.6%
Applied Power Inc.                                       6,900       188,456
Corning Inc.                                             1,500       105,188
Symbol Technologies Inc.                                   750        27,656
                                                                     321,300

Food-Dairy Products - 0.6%
Suiza Foods Corporation                                  1,400        58,625

Miscellaneous - 3.0%
Danaher Corporation                                        700        40,687
PE Corp-PE Biosystems Group                                400        45,900
Sealed Air Corporation                                   2,800       181,650
                                                                     268,237

Telecommunications Equipment - 2.9%
Uniphase Corporation                                       400        66,400
Vitesse Semiconductor Corporation                        2,800       188,825
                                                                     255,225

Steel - 1.6%
Nucor Corporation                                        3,000       142,313

     Total Manufacturing                                           1,519,313

Media & Leisure - 7.7%
Leisure Durables & Toys - 1.8%
Harley Davidson Inc.                                     2,900       157,688

Radio & Television - 5.9%
AT&T Corporation - Liberty Media Corporation             6,608       242,844
Infinity Broadcasting Corporation                        9,600       285,600
                                                                     528,444

     Total Media & Leisure                                           686,132

Non-durables - 1.7%
Household Products - 1.7%
Dial Corporation                                          4,100      152,469


See accompanying notes.                                                   50


Canada Life of America Series Fund, Inc.
Schedule of Investments - Capital Series Portfolio (Continued)

                                                  June 30 1999

                                                                       Market
                                                         Shares         Value
 Retail & Wholesale - 11.7%
 Industrail Products - 0.9%
 MSC Industrial Direct Company Inc.                       7,400        75,850

 Retail -  Consumer Electronics - 3.3%
 Circuit City Stores Inc.                                  3,200      297,600

 Retail & Wholesale, Miscellaneous - 7.5%
 Federated Department Stores                               3,500      185,281
 Office Depot Inc.                                        11,700      258,131
 Williams-Sonoma Inc.                                      6,500      226,281
                                                                      669,693

      Total Retail & Wholesale                                      1,043,143

 Services - 13.6%
 Advertising - 5.1%
 Ha - Lo Industries Inc.                                   8,600       84,925
 Interpublic Group of Companies Inc.                         850       73,631
 Snyder Communications Inc.                                7,600      248,900
 Young & Rubicam Inc.                                      1,100       49,981
                                                                      457,437

 Commercial - 1.1%
 Cintas Corporation                                        1,500      100,781

 Engineering & Construction - 0.7%
 Fluor Corporation                                         1,600       64,800

 Internet - 1.5%
 Doubleclick Inc.                                          1,100      100,925
 Rhythms Netconnections Inc.                                 600       35,025
                                                                      135,950

 Oil - Field Services - 0.8%
 Weatherford International Inc.                            1,900       69,587

 Schools - 4.4%
 Apollo Group Inc.                                         7,600      201,875
 ITT Educational Services Inc.                             7,100      185,044
                                                                      386,919

      Total Services                                                1,215,474

See accompanying notes.                                                    51


Canada Life of America Series Fund, Inc.
Schedule of Investments - Capital Series Portfolio (Continued)

                                                  June 30 1999

                                                                       Market
                                                          Shares        Value
Technology - 12.7%
Communications Equipment  - 1.0%
At Home Corporation                                        1,600       86,300

Computer & Office Equipment  - 1.4%
Gateway Inc.                                               2,100      123,900

Computer Services & Software  - 7.5%
Compuware Corporation                                      5,800      184,513
ISS Group Inc.                                             4,600      173,650
Siebel Systems Inc.                                        2,000      132,750
Software.Com Inc.                                          2,200       51,013
Xilinx Inc.                                                2,200      125,950
                                                                      667,876

Electronics - 2.8%
Broadcom Corporation                                       1,300      187,931
Solectron Corporation                                      1,000       66,687
                                                                      254,618

     Total Technology                                               1,132,694

Telecommunication - 3.5%
Centurytel Inc.                                            3,300      131,175
General Instrument Corporation                             4,200      178,500
                                                                      309,675

Transportation - 2.0%
Road Transportation - 2.0%
CNF Transportation Inc.                                    4,600      176,525


Total Common Stocks                                                 8,420,369

Total Securities ( identified cost - $6,560,698 )                   8,420,369

Other net assets - 5.6%                                               499,106

Total net assets                                                    8,919,475

See accompanying notes.                                                    52


Canada Life of America Series Fund, Inc.

Schedule of Investments - International Equity Series Portfolio

                                                  June 30 1999

                                                                        Market
                                                            Shares       Value
COMMON STOCKS - 96.2%

Australia - 3.2%
 National Australia Bank Ltd.                                9,408      155,684
 News Corporation. Ltd. - sponsored ADR Pfd                  2,000       63,125
                                                                        218,809

Bermuda - 1.6%
 Renaissance Re Holding Ltd.                                 3,000      111,000

Brazil - 1.2%
 Telesp Participacoes SA - sponsored ADR                     3,700       84,638

Denmark - 1.0%
 Tele Danmark AS                                              1,400      68,912

Finland - 1.9%
 Fortum OYJ                                                  12,900      62,393
 Stora Enso OYJ                                               6,300      67,569
                                                                        129,962

France - 13.0%
 Dexia France                                                 1,130     151,261
 Elf Aquitaine  - sponsored ADR                                 800     117,400
 Groupe Danone                                                  800     206,255
 Pechiney SA                                                  5,100     219,216
 STMicroelectronics N.V.                                      2,720     188,700
                                                                        882,832

Germany - 4.3%
 Deutsche Telekom AG                                          2,500     105,061
 Prosieben Media AG                                           1,400      64,537
 Volkswagen AG                                                1,900     122,601
                                                                        305,317

Italy - 4.5%
 Telecom Italia Mobile SPA                                    33,800    124,440
 Telecom Italia SPA                                           17,400    180,877
                                                                        305,317

Japan - 23.5%
 Autobacs Seven Company Ltd.                                   1,600     77,728
 Fuji Machine MFG                                              3,100     95,532
 Futaba Industrial Company Ltd.                                9,200    126,936
 NTT Mobile Communications                                       200    270,990
 Promise Company Ltd.                                          2,000    118,145
 Rohm Company                                                  2,500    391,408
 Sangetsu Company Ltd.                                         4,500     95,735
 Sankyo Company Ltd.                                           8,300    209,150
 Sony Corporation                                              2,000    215,636
                                                                      1,601,260

See accompanying notes.                                                      53


Canada Life of America Series Fund, Inc.
Schedule of Investments - International Equity Series Portfolio (Continued)

                                                  June 30 1999

                                                                         Market
                                                            Shares       Value
Malaysia - 1.1%
Telekom Malaysia                                           19,400        72,514

Netherlands - 7.2%
ING Groep N.V.                                               2,728      147,699
Koninklijke Philips Electronics N.V.                         1,832      184,803
Royal Dutch Petroleum Company                                2,600      156,650
                                                                        489,152

Spain - 6.4%
Argentaria Caja Postal Y Banco                               3,060      140,760
Endesa SA                                                    9,300      198,338
Telefonica SA                                                2,000       96,341
                                                                        435,439

Sweden - 1.9%
Ericsson (LM) Tel - sponsored ADR                            3,800      125,163

Switzerland - 2.9%
Nestle SA                                                       65      117,114
Novartis AG                                                     55       80,311
                                                                        197,425

United Kingdom - 22.5%
Astrazeneca PLC                                              1,700       66,618
Bank of Ireland                                              7,300      123,179
Barclays PLC                                                 4,200      122,214
Boots Company PLC (THE)                                      2,614       31,047
BP Amoco PLC                                                 1,462      158,627
Cable & Wireless Communication                                 500        4,807
Elan Corporation PLC - sponsored ADR                         3,800      105,450
Invensys PLC                                                21,000       99,390
Lloyds TSB Group                                             8,700      117,939
National Power PLC                                          28,600      208,280
Next PLC                                                     5,800       70,443
Rolls-Royce PLC                                             28,196      119,336
Sainsbury (J) PLC                                            9,900       62,421
Thames Water PLC                                             3,900       61,844
WPP Group PLC - sponsored ADR                                2,100      180,075
                                                                      1,531,670

Total Common Stocks                                                   6,546,292

Total Securities ( identified cost - $5,995,534 )                     6,546,292

Other net assets - 3.8%                                                 257,876

Total net assets                                                      6,804,168


 See accompanying notes.                                                     54